PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2021 (unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.6%
COMMON STOCKS 99.5%
Aerospace & Defense 0.9%
AAR Corp.*	397	$16,575
Ducommun, Inc.*	283	15,217
Moog, Inc. (Class A Stock)	193	17,408
National Presto Industries, Inc.	152	15,416
Park Aerospace Corp.	1,185	18,273
Parsons Corp.*	375	14,854
Vectrus, Inc.*	308	15,714

		113,457

Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.*	237	17,758
Echo Global Logistics, Inc.*	479	16,363
Forward Air Corp.	182	17,634
Hub Group, Inc. (Class A Stock)*	246	17,173
Radiant Logistics, Inc.*	2,311	17,772

		86,700

Airlines 0.1%
SkyWest, Inc.*	330	16,180

Auto Components 0.8%
Dana, Inc.	621	16,848
Goodyear Tire & Rubber Co. (The)*	926	18,362
Modine Manufacturing Co.*	1,079	18,980
Motorcar Parts of America, Inc.*	692	16,172
Patrick Industries, Inc.	183	15,683
Standard Motor Products, Inc.	351	15,802

		101,847

Banks 24.0%
1st Constitution Bancorp	845	17,830
1st Source Corp.	351	17,364
ACNB Corp.	555	15,984
Allegiance Bancshares, Inc.	398	16,143
Amalgamated Financial Corp.	967	15,733
Amerant Bancorp, Inc. (Class A Stock)*	908	21,901
American National Bankshares, Inc.	488	16,924
Ameris Bancorp	335	18,405
Ames National Corp.	597	15,104
Arrow Financial Corp.	470	17,437
Atlantic Union Bankshares Corp.	428	17,557
Banc of California, Inc.	922	16,144
Bancorp, Inc. (The)*	763	18,495
BancorpSouth Bank	548	16,758
Bank of Marin Bancorp	455	15,338
Bank of Princeton (The)	645	18,982
Bankwell Financial Group, Inc.	588	16,793
Bar Harbor Bankshares	550	16,742
BayCom Corp.*	975	18,057
BCB Bancorp, Inc.	1,252	18,292
Berkshire Hills Bancorp, Inc.	770	21,367
Brookline Bancorp, Inc.	1,061	17,888
Bryn Mawr Bank Corp.	407	19,455

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Business First Bancshares, Inc.	696	$16,982
Byline Bancorp, Inc.	755	17,425
C&F Financial Corp.	393	19,446
Cambridge Bancorp	206	17,664
Camden National Corp.	348	16,572
Capital Bancorp, Inc.*	769	16,910
Capstar Financial Holdings, Inc.	924	20,226
Carter Bankshares, Inc.*	1,308	20,366
Cathay General Bancorp	407	16,964
CB Financial Services, Inc.	768	16,704
CBTX, Inc.	527	15,599
Central Valley Community Bancorp	833	17,718
Chemung Financial Corp.	375	17,475
ChoiceOne Financial Services, Inc.	683	17,587
Citizens & Northern Corp.	706	17,431
Civista Bancshares, Inc.	717	17,022
CNB Financial Corp.	694	16,871
Codorus Valley Bancorp, Inc.	867	16,438
Colony Bankcorp, Inc.	986	18,103
Columbia Banking System, Inc.	384	16,573
Community Bankers Trust Corp.	2,057	18,184
Community Financial Corp. (The)	485	17,203
Community Trust Bancorp, Inc.	355	15,684
ConnectOne Bancorp, Inc.	634	17,555
County Bancorp, Inc.	665	16,559
CrossFirst Bankshares, Inc.*	1,195	17,578
Customers Bancorp, Inc.*	535	20,250
CVB Financial Corp.	755	16,746
Eagle Bancorp, Inc.	328	18,742
Eastern Bankshares, Inc.	809	18,122
Enterprise Bancorp, Inc.	498	17,161
Equity Bancshares, Inc. (Class A Stock)*	571	18,763
Esquire Financial Holdings, Inc.*	698	17,192
Evans Bancorp, Inc.	483	18,267
Farmers & Merchants Bancorp, Inc.	685	15,070
Farmers National Banc Corp.	1,063	18,496
FB Financial Corp.	393	16,447
Financial Institutions, Inc.	533	17,125
First Bancorp	388	17,216
First BanCorp (Puerto Rico)	1,492	19,083
First Bancorp, Inc. (The)	567	17,861
First Bancshares, Inc. (The)	446	17,416
First Bank	1,518	20,842
First Busey Corp.	636	17,038
First Business Financial Services, Inc.	708	19,406
First Choice Bancorp	658	21,142
First Commonwealth Financial Corp.	1,249	18,922
First Community Bankshares, Inc.	564	17,574
First Community Corp.	806	16,201
First Financial Bancorp	685	17,447
First Financial Corp.	362	16,428
First Foundation, Inc.	682	17,118

Description	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
First Guaranty Bancshares, Inc.	963	$18,981
First Internet Bancorp	454	15,400
First Interstate BancSystem, Inc. (Class A Stock)	353	16,616
First Merchants Corp.	357	16,543
First Mid Bancshares, Inc.	391	17,165
First Midwest Bancorp, Inc.	818	17,121
First Northwest Bancorp	996	17,739
First of Long Island Corp. (The)	820	18,450
First Savings Financial Group, Inc.	239	17,218
First United Corp.	878	15,962
Flushing Financial Corp.	763	17,831
FNCB Bancorp, Inc.	2,367	17,445
Franklin Financial Services Corp.	533	16,294
Fulton Financial Corp.	968	16,775
German American Bancorp, Inc.	364	15,215
Great Southern Bancorp, Inc.	292	16,495
Guaranty Bancshares, Inc.	410	15,719
Hancock Whitney Corp.	392	19,408
Hanmi Financial Corp.	822	17,246
HarborOne Bancorp, Inc.	1,113	16,528
Hawthorn Bancshares, Inc.	729	17,605
HBT Financial, Inc.	908	16,517
Heartland Financial USA, Inc.	337	16,766
Hilltop Holdings, Inc.	446	16,569
Home BancShares, Inc.	605	16,553
HomeTrust Bancshares, Inc.	631	17,901
Hope Bancorp, Inc.	1,190	18,207
Horizon Bancorp, Inc.	855	15,818
Howard Bancorp, Inc.*	1,015	17,113
Independent Bank Corp.	943	33,925
Independent Bank Group, Inc.	219	17,246
International Bancshares Corp.	345	16,008
Investar Holding Corp.	759	17,138
Investors Bancorp, Inc.	1,104	16,428
Lakeland Bancorp, Inc.	1,009	19,181
LCNB Corp.	930	16,405
Level One Bancorp, Inc.	613	16,986
Limestone Bancorp, Inc.*	1,007	16,021
Macatawa Bank Corp.	1,547	14,851
MainStreet Bancshares, Inc.*	752	16,100
Mercantile Bank Corp.	507	16,376
Meridian Corp.	672	18,191
Metrocity Bankshares, Inc.	1,111	19,120
Mid Penn Bancorp, Inc.	652	18,386
Middlefield Banc Corp.	749	17,976
Midland States Bancorp, Inc.	571	15,908
MidWestOne Financial Group, Inc.	570	17,978
MVB Financial Corp.	424	18,177
National Bank Holdings Corp. (Class A Stock)	414	16,394
National Bankshares, Inc.	461	16,181
NBT Bancorp, Inc.	425	16,571
Nicolet Bankshares, Inc.*	209	16,574

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Northeast Bank	600	$17,616
Northrim BanCorp, Inc.	400	17,420
Norwood Financial Corp.	646	16,415
Oak Valley Bancorp	894	16,897
OceanFirst Financial Corp.	730	16,140
OFG Bancorp (Puerto Rico)	711	17,135
Ohio Valley Banc Corp.	697	16,338
Old National Bancorp	821	15,640
Old Second Bancorp, Inc.	1,322	18,323
Orrstown Financial Services, Inc.	797	20,116
Parke Bancorp, Inc.	783	16,835
PCB Bancorp	1,146	18,393
Peapack Gladstone Financial Corp.	522	17,341
Penns Woods Bancorp, Inc.	633	16,211
Peoples Bancorp of North Carolina, Inc.	643	16,004
Peoples Bancorp, Inc.	476	15,460
Peoples Financial Services Corp.	371	16,009
Plumas Bancorp	588	17,893
Preferred Bank	245	16,731
Premier Financial Bancorp, Inc.	845	15,759
Primis Financial Corp.	1,192	17,558
Professional Holding Corp. (Class A Stock)*	915	16,745
QCR Holdings, Inc.	363	17,355
RBB Bancorp	900	21,960
Red River Bancshares, Inc.	282	15,400
Reliant Bancorp, Inc.	592	17,553
Renasant Corp.	381	16,848
Republic Bancorp, Inc. (Class A Stock)	362	16,815
Republic First Bancorp, Inc.*	4,482	18,466
Richmond Mutual BanCorp, Inc.	1,094	15,983
S&T Bancorp, Inc.	507	17,203
Salisbury Bancorp, Inc.	391	18,185
Sandy Spring Bancorp, Inc.	379	17,608
SB Financial Group, Inc.	930	18,414
Select Bancorp, Inc.*	1,371	19,304
Shore Bancshares, Inc.	1,041	17,895
Sierra Bancorp	611	16,937
Simmons First National Corp. (Class A Stock)	579	17,660
SmartFinancial, Inc.	754	18,285
South Plains Financial, Inc.	740	17,360
South State Corp.	201	17,851
Southern First Bancshares, Inc.*	324	17,311
Southside Bancshares, Inc.	424	18,164
Spirit of Texas Bancshares, Inc.	736	16,987
Summit Financial Group, Inc.	679	16,181
Tompkins Financial Corp.	208	16,879
Towne Bank	579	18,545
TriCo Bancshares	360	17,262
Trustmark Corp.	496	16,641
UMB Financial Corp.	177	17,118
United Security Bancshares	1,971	16,754
Unity Bancorp, Inc.	755	18,301

Description	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Univest Financial Corp.	601	$17,525
Valley National Bancorp	1,338	19,160
Veritex Holdings, Inc.	488	17,143
WesBanco, Inc.	449	17,475

		3,196,435

Beverages 0.1%
Primo Water Corp.	923	15,977

Biotechnology 1.8%
Adverum Biotechnologies, Inc.*	1,793	6,204
Aptinyx, Inc. (Class A Stock)*	6,084	15,453
Cabaletta Bio, Inc.*	1,483	16,817
Dyne Therapeutics, Inc.*	923	17,639
GlycoMimetics, Inc.*	6,400	16,320
iTeos Therapeutics, Inc.*	718	14,748
Jounce Therapeutics, Inc.*	1,822	14,303
Kezar Life Sciences, Inc.*	2,963	16,948
Mirum Pharmaceuticals, Inc.*	895	14,803
Myriad Genetics, Inc.*	551	15,786
OPKO Health, Inc.*	3,874	14,799
TCR2 Therapeutics, Inc.*	700	13,405
Vanda Pharmaceuticals, Inc.*	966	17,089
Vaxcyte, Inc.*	915	19,279
Vericel Corp.*	299	16,893
Xencor, Inc.*	385	14,807

		245,293

Building Products 1.2%
American Woodmark Corp.*	154	13,386
Apogee Enterprises, Inc.	461	17,522
Builders FirstSource, Inc.*	335	14,921
Griffon Corp.	611	16,063
Insteel Industries, Inc.	537	18,773
JELD-WEN Holding, Inc.*	506	14,173
PGT Innovations, Inc.*	630	15,221
Quanex Building Products Corp.	551	14,673
Resideo Technologies, Inc.*	581	17,372
UFP Industries, Inc.	207	16,461

		158,565

Capital Markets 1.7%
AssetMark Financial Holdings, Inc.*	725	18,894
Associated Capital Group, Inc. (Class A Stock)	481	17,629
B. Riley Financial, Inc.	233	17,158
BGC Partners, Inc. (Class A Stock)	2,763	16,302
Diamond Hill Investment Group, Inc.	96	16,839
Donnelley Financial Solutions, Inc.*	577	17,200
Federated Hermes, Inc. (Class B Stock)	493	15,677
Oppenheimer Holdings, Inc. (Class A Stock)	361	18,039
Piper Sandler Cos.	143	18,227
Silvercrest Asset Management Group, Inc. (Class A Stock)	1,072	17,066
Stifel Financial Corp.	241	16,696
Virtus Investment Partners, Inc.	68	19,124

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Westwood Holdings Group, Inc.	956	$18,862

		227,713

Chemicals 2.5%
Advanced Emissions Solutions, Inc.*	3,219	25,559
AdvanSix, Inc.*	629	19,914
Avient Corp.	328	17,049
Balchem Corp.	124	16,244
Ferro Corp.*	972	20,995
GCP Applied Technologies, Inc.*	644	15,701
Hawkins, Inc.	488	16,602
HB Fuller Co.	242	16,727
Innospec, Inc.	161	16,279
Koppers Holdings, Inc.*	492	17,058
Kraton Corp.*	460	15,617
Kronos Worldwide, Inc.	972	15,785
Minerals Technologies, Inc.	217	18,879
Orion Engineered Carbons SA (Luxembourg)*	866	17,528
Sensient Technologies Corp.	194	16,829
Stepan Co.	120	16,159
Trecora Resources*	2,072	16,970
Tredegar Corp.	1,075	16,383
Tronox Holdings PLC (United Kingdom) (Class A Stock)	829	19,465

		335,743

Commercial Services & Supplies 2.0%
ABM Industries, Inc.	311	15,516
ACCO Brands Corp.	1,911	17,409
Brady Corp. (Class A Stock)	297	16,997
BrightView Holdings, Inc.*	887	15,389
CECO Environmental Corp.*	1,942	14,818
Deluxe Corp.	416	18,953
Ennis, Inc.	771	16,160
Heritage-Crystal Clean, Inc.*	570	17,556
Herman Miller, Inc.	414	19,789
HNI Corp.	434	19,799
Kimball International, Inc. (Class B Stock)	1,165	15,518
Matthews International Corp. (Class A Stock)	385	15,042
Quad/Graphics, Inc.*	4,255	14,084
UniFirst Corp.	67	14,853
Vidler Water Resources, Inc.*	1,801	18,911
VSE Corp.	369	17,553

		268,347

Communications Equipment 0.9%
CalAmp Corp.*	1,350	18,724
Digi International, Inc.*	911	17,273
DZS, Inc.*	1,127	18,652
NETGEAR, Inc.*	426	16,563
NetScout Systems, Inc.*	574	16,876
PCTEL, Inc.*	2,446	16,119
Ribbon Communications, Inc.*	2,034	15,133

		119,340

Description	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering 1.2%
Argan, Inc.	301	$14,779
Comfort Systems USA, Inc.	200	16,580
EMCOR Group, Inc.	149	18,790
Granite Construction, Inc.	419	16,911
MYR Group, Inc.*	224	19,497
Northwest Pipe Co.*	475	15,039
NV5 Global, Inc.*	176	16,074
Primoris Services Corp.	477	15,164
Sterling Construction Co., Inc.*	792	17,820
Tutor Perini Corp.*	977	15,124

		165,778

Construction Materials 0.3%
Summit Materials, Inc. (Class A Stock)*	567	19,743
United States Lime & Minerals, Inc.	114	15,863

		35,606

Consumer Finance 0.8%
Enova International, Inc.*	502	19,010
Green Dot Corp. (Class A Stock)*	364	14,775
Navient Corp.	1,081	19,750
Nelnet, Inc. (Class A Stock)	213	16,086
PROG Holdings, Inc.	370	19,506
Regional Management Corp.	424	19,818

		108,945

Containers & Packaging 0.5%
Greif, Inc.,
(Class A Stock)	274	16,908
(Class B Stock)	295	17,635
Myers Industries, Inc.	698	15,377
UFP Technologies, Inc.*	311	16,931

		66,851

Distributors 0.1%
Core-Mark Holding Co., Inc.	384	17,610

Diversified Consumer Services 0.6%
Adtalem Global Education, Inc.*	408	14,843
American Public Education, Inc.*	492	13,776
Carriage Services, Inc. (Class A Stock)	414	15,881
Laureate Education, Inc. (Class A Stock)*	1,244	18,175
Stride, Inc.*	577	15,510

		78,185

Diversified Financial Services 0.4%
Alerus Financial Corp.	524	17,266
Cannae Holdings, Inc.*	392	14,053
SWK Holdings Corp.*	954	15,350

		46,669

Diversified Telecommunication Services 0.7%
ATN International, Inc.	305	14,417
Consolidated Communications Holdings, Inc.*	2,614	24,467
IDT Corp. (Class B Stock)*	746	21,530

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Liberty Latin America Ltd.,
(Class A Stock)*	1,235	$17,623
(Class C Stock)*	1,242	17,860

		95,897

Electric Utilities 0.5%
ALLETE, Inc.	228	15,707
MGE Energy, Inc.	219	16,429
Otter Tail Corp.	349	16,742
Portland General Electric Co.	311	14,909

		63,787

Electrical Equipment 1.0%
AZZ, Inc.	294	15,726
Encore Wire Corp.	245	20,139
EnerSys	180	16,963
LSI Industries, Inc.	1,860	17,298
Powell Industries, Inc.	479	16,459
Preformed Line Products Co.	218	16,224
Thermon Group Holdings, Inc.*	926	16,140
Ultralife Corp.*	2,186	19,958

		138,907

Electronic Equipment, Instruments & Components 2.2%
Bel Fuse, Inc. (Class B Stock)	873	14,387
Belden, Inc.	381	19,279
Benchmark Electronics, Inc.	542	16,775
CTS Corp.	523	20,005
Daktronics, Inc.*	2,510	16,968
ePlus, Inc.*	152	14,375
FARO Technologies, Inc.*	190	14,373
Insight Enterprises, Inc.*	160	16,717
Kimball Electronics, Inc.*	720	16,114
Knowles Corp.*	771	15,836
Methode Electronics, Inc.	364	17,610
PC Connection, Inc.	354	17,272
Plexus Corp.*	183	18,082
Rogers Corp.*	87	16,299
Sanmina Corp.*	400	16,844
ScanSource, Inc.*	515	15,723
Vishay Intertechnology, Inc.(a)	643	15,477
Vishay Precision Group, Inc.*	519	16,919

		299,055

Energy Equipment & Services 1.3%
Archrock, Inc.	1,764	16,229
Bristow Group, Inc.*	633	17,268
ChampionX Corp.*	908	24,062
DMC Global, Inc.*	292	15,467
National Energy Services Reunited Corp.*	1,482	19,014
Newpark Resources, Inc.*	5,737	19,162
Oceaneering International, Inc.*	1,609	22,960
ProPetro Holding Corp.*	1,756	17,455

Description	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
US Silica Holdings, Inc.*	1,598	$16,395

		168,012

Equity Real Estate Investment Trusts (REITs) 6.5%
Acadia Realty Trust	793	17,208
Agree Realty Corp.	226	15,883
Alexander & Baldwin, Inc.	919	17,654
Alpine Income Property Trust, Inc.	903	16,462
Armada Hoffler Properties, Inc.	1,284	17,039
Broadstone Net Lease, Inc. (Class A Stock)	780	17,035
BRT Apartments Corp.	903	16,191
CareTrust REIT, Inc.	667	15,528
CatchMark Timber Trust, Inc. (Class A Stock)	1,516	18,116
Centerspace	202	14,380
City Office REIT, Inc. (Canada)	1,508	17,433
Columbia Property Trust, Inc.	857	14,989
CorePoint Lodging, Inc.*	1,670	17,518
CTO Realty Growth, Inc.	310	16,374
Diversified Healthcare Trust	3,559	12,919
EastGroup Properties, Inc.	103	16,282
Franklin Street Properties Corp.	3,146	16,171
GEO Group, Inc. (The)(a)	2,827	14,672
Getty Realty Corp.	535	16,655
Gladstone Commercial Corp.	800	17,336
Global Medical REIT, Inc.	1,109	15,970
Global Net Lease, Inc.	867	16,941
Healthcare Realty Trust, Inc.	491	14,897
Hersha Hospitality Trust (Class A Stock)*	1,710	18,383
Industrial Logistics Properties Trust	638	15,988
Kite Realty Group Trust	806	17,087
Lexington Realty Trust	1,398	17,307
LTC Properties, Inc.	371	14,536
Monmouth Real Estate Investment Corp.	834	15,713
National Health Investors, Inc.	219	14,434
NexPoint Residential Trust, Inc.	342	17,729
Office Properties Income Trust	592	17,304
One Liberty Properties, Inc.	721	18,422
Pebblebrook Hotel Trust	723	16,159
Piedmont Office Realty Trust, Inc. (Class A Stock)	894	16,530
PotlatchDeltic Corp.	265	15,953
Preferred Apartment Communities, Inc. (Class A Stock)	1,558	15,284
Retail Value, Inc.	923	16,208
Ryman Hospitality Properties, Inc.*	213	15,956
Sabra Health Care REIT, Inc.	841	14,692
Saul Centers, Inc.	394	17,513
Service Properties Trust	1,359	17,069
SITE Centers Corp.	1,142	17,096
STAG Industrial, Inc.	437	15,605
Sunstone Hotel Investors, Inc.*	1,304	16,378
Terreno Realty Corp.	251	15,969
UMH Properties, Inc.	772	16,374
Universal Health Realty Income Trust	226	15,639

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Urban Edge Properties	895	$17,318
Urstadt Biddle Properties, Inc. (Class A Stock)	896	16,379
Washington Real Estate Investment Trust	700	16,555
Whitestone REIT (Class B Stock)	1,662	13,761
Xenia Hotels & Resorts, Inc.*	956	18,556

		865,550

Food & Staples Retailing 0.6%
Ingles Markets, Inc. (Class A Stock)(a)	257	15,919
PriceSmart, Inc.	187	16,512
United Natural Foods, Inc.*	478	18,145
Village Super Market, Inc. (Class A Stock)	674	16,250
Weis Markets, Inc.(a)	307	15,620

		82,446

Food Products 0.6%
Fresh Del Monte Produce, Inc.	605	20,250
J&J Snack Foods Corp.	100	17,558
Sanderson Farms, Inc.	99	16,112
Seneca Foods Corp. (Class A Stock)*	329	15,213
Simply Good Foods Co. (The)*	485	16,747

		85,880

Gas Utilities 0.8%
Brookfield Infrastructure Corp. (Canada) (Class A Stock)	219	15,676
Chesapeake Utilities Corp.	133	15,236
New Jersey Resources Corp.	374	15,977
ONE Gas, Inc.	202	15,013
RGC Resources, Inc.	710	16,245
Southwest Gas Holdings, Inc.	242	15,974
Spire, Inc.	207	14,834

		108,955

Health Care Equipment & Supplies 2.0%
AngioDynamics, Inc.*	679	15,699
Avanos Medical, Inc.*	359	14,396
FONAR Corp.*	908	16,435
Heska Corp.*	95	18,824
Inogen, Inc.*	262	16,194
Integer Holdings Corp.*	175	15,832
IntriCon Corp.*	652	14,559
Invacare Corp.*	1,867	14,936
LeMaitre Vascular, Inc.	313	16,029
LivaNova PLC (United Kingdom)*	197	16,457
Meridian Bioscience, Inc.*	725	15,051
Natus Medical, Inc.*	593	15,892
OraSure Technologies, Inc.*	1,698	16,318
Ortho Clinical Diagnostics Holdings PLC*	837	17,200
Orthofix Medical, Inc.*	365	14,856
Utah Medical Products, Inc.	170	14,571
Varex Imaging Corp.*	714	17,914

		271,163

Description	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services 1.5%
Covetrus, Inc.*	581	$16,117
Cross Country Healthcare, Inc.*	1,262	19,750
Enzo Biochem, Inc.*	4,749	14,627
Five Star Senior Living, Inc.*	3,354	20,157
Hanger, Inc.*	638	16,479
National HealthCare Corp.	203	14,862
Owens & Minor, Inc.	474	21,193
Patterson Cos., Inc.	501	16,303
Tenet Healthcare Corp.*	308	20,608
Tivity Health, Inc.*	664	17,397
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	602	15,231

		192,724

Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.*	1,024	17,807
Computer Programs & Systems, Inc.	537	17,383
HealthStream, Inc.*	722	18,902
NextGen Healthcare, Inc.*	879	14,433

		68,525

Hotels, Restaurants & Leisure 0.6%
Biglari Holdings, Inc. (Class B Stock)*	129	20,662
Carrols Restaurant Group, Inc.*	2,867	16,944
Del Taco Restaurants, Inc.	1,457	14,803
El Pollo Loco Holdings, Inc.*	919	15,494
Nathan’s Famous, Inc.	259	16,724

		84,627

Household Durables 1.8%
Beazer Homes USA, Inc.*	761	18,119
Century Communities, Inc.*	258	20,996
Ethan Allen Interiors, Inc.	608	17,553
Hooker Furniture Corp.	447	16,025
La-Z-Boy, Inc.	379	15,626
Legacy Housing Corp.*	960	18,278
Lifetime Brands, Inc.	1,095	16,425
M/I Homes, Inc.*	269	18,970
MDC Holdings, Inc.	285	16,516
Meritage Homes Corp.*	171	18,412
Tri Pointe Homes, Inc.*	688	16,595
Tupperware Brands Corp.*	651	16,692
Universal Electronics, Inc.*	287	14,367
VOXX International Corp. (Class A Stock)*	962	14,468

		239,042

Household Products 0.4%
Central Garden & Pet Co.*	285	15,655
Central Garden & Pet Co. (Class A Stock)*	314	15,841
Oil-Dri Corp. of America	431	15,753

		47,249

Insurance 2.9%
American Equity Investment Life Holding Co.	513	15,646
AMERISAFE, Inc.	248	16,251

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Insurance (cont’d.)

Argo Group International Holdings Ltd. (Bermuda)	327	$17,540
CNO Financial Group, Inc.	658	17,476
Crawford & Co. (Class A Stock)	1,461	14,128
Donegal Group, Inc. (Class A Stock)	1,033	15,795
Employers Holdings, Inc.	398	16,796
Enstar Group Ltd. (Bermuda)*	67	17,011
Greenlight Capital Re Ltd. (Cayman Islands) (Class A Stock)*	1,783	16,493
Heritage Insurance Holdings, Inc.	1,423	11,854
Independence Holding Co.	364	16,023
Investors Title Co.	101	17,962
National Western Life Group, Inc. (Class A Stock)	73	17,886
NI Holdings, Inc.*	871	16,601
ProSight Global, Inc.*	1,262	16,154
RLI Corp.	140	14,767
Safety Insurance Group, Inc.	189	16,086
Selective Insurance Group, Inc.	206	15,506
SiriusPoint Ltd. (Bermuda)*	1,476	15,527
State Auto Financial Corp.	739	13,967
Stewart Information Services Corp.	294	17,743
Trean Insurance Group, Inc.*	941	15,809
Universal Insurance Holdings, Inc.	1,174	16,553
Watford Holdings Ltd. (Bermuda)*	422	14,745

		384,319

Interactive Media & Services 0.4%

Cars.com, Inc.*	1,230	17,970
DHI Group, Inc.*	5,562	17,798
QuinStreet, Inc.*	823	14,905

		50,673

Internet & Direct Marketing Retail 0.4%

Duluth Holdings, Inc. (Class B Stock)*	1,151	18,531
Lands’ End, Inc.*	708	18,132
Overstock.com, Inc.*	241	20,589

		57,252

IT Services 0.6%

BM Technologies, Inc.*^	142	1,715
IBEX Holdings Ltd.*	730	15,870
Information Services Group, Inc.*	4,086	23,944
ServiceSource International, Inc.*	11,429	14,172
StarTek, Inc.*	1,831	11,590
Sykes Enterprises, Inc.*	358	15,007

		82,298

Leisure Products 1.0%

Acushnet Holdings Corp.	354	18,833
American Outdoor Brands, Inc.*	631	20,211
Johnson Outdoors, Inc. (Class A Stock)	108	13,197
Nautilus, Inc.*	996	17,938
Smith & Wesson Brands, Inc.	825	17,539
Sturm Ruger & Co., Inc.	218	17,209
Vista Outdoor, Inc.*	500	21,795

		126,722

Description	Shares	Value

COMMON STOCKS (Continued)
Life Sciences Tools & Services 0.3%

Fluidigm Corp.*	3,678	$21,332
Harvard Bioscience, Inc.*	2,384	16,688

		38,020

Machinery 4.8%

Alamo Group, Inc.	96	14,801
Altra Industrial Motion Corp.	274	17,999
Astec Industries, Inc.	224	15,351
Barnes Group, Inc.	328	17,522
CIRCOR International, Inc.*	483	18,175
Columbus McKinnon Corp.	305	15,464
Douglas Dynamics, Inc.	356	15,611
Enerpac Tool Group Corp. (Class A Stock)	613	16,796
EnPro Industries, Inc.	178	16,374
ESCO Technologies, Inc.	147	13,912
Federal Signal Corp.	414	17,587
Franklin Electric Co., Inc.	201	16,862
Gencor Industries, Inc.*	1,179	14,808
Gorman-Rupp Co. (The)	449	16,155
Graham Corp.	1,154	16,952
Greenbrier Cos., Inc. (The)	385	17,098
Hillenbrand, Inc.	365	16,644
Hurco Cos., Inc.	467	16,060
Hyster-Yale Materials Handling, Inc.	201	15,194
LB Foster Co. (Class A Stock)*	951	17,108
Luxfer Holdings PLC (United Kingdom)	804	18,379
Lydall, Inc.*	515	18,736
Mayville Engineering Co., Inc.*	989	19,226
Miller Industries, Inc.	351	14,689
Mueller Industries, Inc.	374	17,365
Mueller Water Products, Inc. (Class A Stock)	1,189	17,205
Navistar International Corp.*	363	16,055
NN, Inc.*	2,054	15,426
Park-Ohio Holdings Corp.	493	18,187
REV Group, Inc.*	831	15,556
Rexnord Corp.	347	17,340
SPX Corp.*	246	15,407
SPX FLOW, Inc.	247	16,952
Standex International Corp.	174	17,337
Terex Corp.	357	18,696
TriMas Corp.*	524	16,988
Wabash National Corp.	877	13,988
Watts Water Technologies, Inc. (Class A Stock)	134	18,211

		632,216

Marine 0.6%

Costamare, Inc. (Monaco)	1,790	19,207
Eagle Bulk Shipping, Inc.*	410	19,405
Genco Shipping & Trading Ltd.	1,285	20,303
Matson, Inc.	218	14,094

		73,009

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Media 1.9%

comScore, Inc.*	4,893	$19,572
Daily Journal Corp.*	52	16,614
Emerald Holding, Inc.*	3,232	18,261
Entercom Communications Corp. (Class A Stock)*	3,450	15,007
Entravision Communications Corp. (Class A Stock)	4,659	21,757
EW Scripps Co. (The) (Class A Stock)	732	15,526
Fluent, Inc.*	4,638	13,404
Gray Television, Inc.	835	19,422
Hemisphere Media Group, Inc. (Class A Stock)*	1,240	15,339
iHeartMedia, Inc. (Class A Stock)*	845	19,612
Meredith Corp.*	520	17,514
MSG Networks, Inc. (Class A Stock)*	1,041	16,052
Saga Communications, Inc. (Class A Stock)*	673	15,890
Scholastic Corp.	494	16,638
TEGNA, Inc.	774	15,008

		255,616

Metals & Mining 1.2%

Caledonia Mining Corp. PLC (South Africa)	975	14,352
Commercial Metals Co.	567	17,843
Gold Resource Corp.	5,458	15,173
Materion Corp.	247	19,476
Olympic Steel, Inc.	585	20,914
Schnitzer Steel Industries, Inc. (Class A Stock)	383	20,866
SunCoke Energy, Inc.	2,669	20,098
Warrior Met Coal, Inc.	915	16,744
Worthington Industries, Inc.	270	17,920

		163,386

Mortgage Real Estate Investment Trusts (REITs) 2.3%

Arbor Realty Trust, Inc.	1,018	18,568
Ares Commercial Real Estate Corp.	1,236	18,750
Broadmark Realty Capital, Inc.	1,378	14,179
Chimera Investment Corp.	1,380	19,499
Colony Credit Real Estate, Inc.	1,939	18,323
Dynex Capital, Inc.	791	15,464
Ellington Financial, Inc.	849	16,029
Granite Point Mortgage Trust, Inc.	1,286	18,493
Great Ajax Corp.	1,388	17,489
KKR Real Estate Finance Trust, Inc.	818	17,489
MFA Financial, Inc.	3,702	16,178
New York Mortgage Trust, Inc.	3,670	16,588
PennyMac Mortgage Investment Trust	812	15,915
Ready Capital Corp.	1,162	17,686
Redwood Trust, Inc.	1,613	17,953
TPG RE Finance Trust, Inc.	1,342	17,500
Two Harbors Investment Corp.	2,268	16,307
Western Asset Mortgage Capital Corp.	4,844	16,034

		308,444

Multiline Retail 0.4%

Big Lots, Inc.	253	15,418
Dillard’s, Inc. (Class A Stock)	171	22,557

Description	Shares	Value

COMMON STOCKS (Continued)
Multiline Retail (cont’d.)

Franchise Group, Inc.	443	$16,364

		54,339

Multi-Utilities 0.3%

Black Hills Corp.	240	15,790
Unitil Corp.	320	17,552

		33,342

Oil, Gas & Consumable Fuels 2.6%

Adams Resources & Energy, Inc.	571	15,486
Antero Resources Corp.*	1,774	22,902
Ardmore Shipping Corp. (Ireland)*	4,460	20,025
Berry Corp.	2,763	17,573
Bonanza Creek Energy, Inc.*	534	22,941
CNX Resources Corp.*	1,185	16,140
Comstock Resources, Inc.*	3,054	17,194
CONSOL Energy, Inc.*	1,795	27,535
DHT Holdings, Inc. (Bermuda)	2,693	17,235
Diamond S Shipping, Inc.*	1,589	16,986
Dorian LPG Ltd.*	1,279	18,175
Falcon Minerals Corp.	3,687	17,182
International Seaways, Inc.	853	17,094
Overseas Shipholding Group, Inc. (Class A Stock)*	6,868	15,865
Renewable Energy Group, Inc.*	272	16,611
REX American Resources Corp.*	198	19,014
Scorpio Tankers, Inc. (Monaco)	892	19,963
SFL Corp. Ltd. (Norway)	2,199	19,043
World Fuel Services Corp.	469	14,412

		351,376

Paper & Forest Products 0.6%

Domtar Corp.*	458	24,837
Neenah, Inc.	301	15,932
Schweitzer-Mauduit International, Inc.	357	14,605
Verso Corp. (Class A Stock)	1,053	17,912

		73,286

Personal Products 0.3%

BellRing Brands, Inc. (Class A Stock)*	598	17,151
Nature’s Sunshine Products, Inc.	811	16,617

		33,768

Pharmaceuticals 0.5%

ANI Pharmaceuticals, Inc.*	455	15,629
Aytu BioPharma, Inc.*	2,484	12,619
Prestige Consumer Healthcare, Inc.*	373	18,601
Supernus Pharmaceuticals, Inc.*	495	14,776

		61,625

Professional Services 1.9%

ASGN, Inc.*	153	15,773
Barrett Business Services, Inc.	218	16,234
BGSF, Inc.	1,177	13,971
CBIZ, Inc.*	482	16,007
CRA International, Inc.	211	17,272

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Professional Services (cont’d.)

GP Strategies Corp.*	1,019	$18,026
Heidrick & Struggles International, Inc.	458	19,712
ICF International, Inc.	178	15,646
Insperity, Inc.	187	17,240
Kelly Services, Inc. (Class A Stock)*	686	17,610
Korn Ferry	252	16,483
ManTech International Corp. (Class A Stock)	186	16,184
Mistras Group, Inc.*	1,526	15,886
Resources Connection, Inc.	1,184	17,263
TrueBlue, Inc.*	743	20,158

		253,465

Real Estate Management & Development 0.8%

Forestar Group, Inc.*	657	15,118
FRP Holdings, Inc.*	315	18,059
Marcus & Millichap, Inc.*	435	17,095
RE/MAX Holdings, Inc. (Class A Stock)	444	15,544
Realogy Holdings Corp.*	1,094	19,375
RMR Group, Inc. (The) (Class A Stock)	400	15,648

		100,839

Road & Rail 0.5%

Covenant Logistics Group, Inc. (Class A Stock)*	776	17,468
Heartland Express, Inc.	819	14,865
Marten Transport Ltd.	904	15,422
Werner Enterprises, Inc.	332	15,933

		63,688

Semiconductors & Semiconductor Equipment 0.4%

Axcelis Technologies, Inc.*	370	15,333
Photronics, Inc.*	1,236	16,735
Rambus, Inc.*	826	16,157

		48,225

Software 0.7%

eGain Corp.*	1,672	16,787
GTY Technology Holdings, Inc.*	2,827	16,962
Verint Systems, Inc.*	334	15,401
VirnetX Holding Corp.*	3,326	15,233
Vonage Holdings Corp.*	1,167	16,081
Xperi Holding Corp.	785	16,815

		97,279

Specialty Retail 3.7%

Aaron’s Co., Inc. (The)	700	25,179
Abercrombie & Fitch Co. (Class A Stock)*	423	18,062
Academy Sports & Outdoors, Inc.*	509	18,594
American Eagle Outfitters, Inc.	460	16,298
America’s Car-Mart, Inc.*	118	19,398
Bed Bath & Beyond, Inc.*	634	17,746
Buckle, Inc. (The)(a)	423	17,817
Citi Trends, Inc.*	166	13,834
Conn’s, Inc.*	875	20,291
Container Store Group, Inc. (The)*	1,112	15,079

Description	Shares	Value

COMMON STOCKS (Continued)
Specialty Retail (cont’d.)

Genesco, Inc.*	374	$20,570
Group 1 Automotive, Inc.	96	15,310
Haverty Furniture Cos., Inc.	433	19,892
Hibbett Sports, Inc.*	228	19,325
Lumber Liquidators Holdings, Inc.*	658	14,989
MarineMax, Inc.*	330	16,972
Monro, Inc.	243	15,149
ODP Corp. (The)*	413	18,065
Rent-A-Center, Inc.	315	19,470
Sally Beauty Holdings, Inc.*	824	17,971
Shoe Carnival, Inc.	270	18,228
Signet Jewelers Ltd.*	278	16,841
Sleep Number Corp.*	146	16,277
Sonic Automotive, Inc. (Class A Stock)	332	16,012
Tilly’s, Inc. (Class A Stock)*	1,389	18,974
Urban Outfitters, Inc.*	454	17,779
Winmark Corp.	82	16,057
Zumiez, Inc.*	378	16,564

		496,743

Technology Hardware, Storage & Peripherals 0.4%

Corsair Gaming, Inc.*	493	15,392
Super Micro Computer, Inc.*	422	14,660
Turtle Beach Corp.*	648	21,449

		51,501

Textiles, Apparel & Luxury Goods 1.2%

Kontoor Brands, Inc.	265	16,965
Lakeland Industries, Inc.*	546	13,770
Movado Group, Inc.	532	14,752
Oxford Industries, Inc.	188	18,001
Rocky Brands, Inc.	287	16,738
Steven Madden Ltd.	420	17,388
Superior Group of Cos, Inc.	660	16,850
Unifi, Inc.*	594	16,353
Vera Bradley, Inc.*	1,580	18,138
Wolverine World Wide, Inc.	412	15,022

		163,977

Thrifts & Mortgage Finance 4.4%

Axos Financial, Inc.*	356	16,878
Columbia Financial, Inc.*	893	15,869
ESSA Bancorp, Inc.	970	15,374
FS Bancorp, Inc.	247	17,581
Hingham Institution For Savings (The)	55	15,964
Home Bancorp, Inc.	431	16,744
HomeStreet, Inc.	397	17,873
Kearny Financial Corp.	1,305	17,109
Luther Burbank Corp.	1,434	17,409
Meridian Bancorp, Inc.	931	20,529
Meta Financial Group, Inc.	379	20,091
Northfield Bancorp, Inc.	1,010	17,099
Northwest Bancshares, Inc.	1,074	15,208

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)

OP Bancorp	1,741	$18,054
PCSB Financial Corp.	951	17,479
PDL Community Bancorp*	1,528	21,392
PennyMac Financial Services, Inc.	278	17,406
Pioneer Bancorp, Inc.*	1,376	16,801
Premier Financial Corp.	505	15,402
Provident Bancorp, Inc.	1,056	17,825
Provident Financial Services, Inc.	744	18,793
Prudential Bancorp, Inc.	1,158	16,061
Radian Group, Inc.	701	16,368
Riverview Bancorp, Inc.	2,579	17,718
Security National Financial Corp. (Class A Stock)*	1,891	16,471
Southern Missouri Bancorp, Inc.	450	19,890
Standard AVB Financial Corp.	446	14,718
Territorial Bancorp, Inc.	624	16,299
Timberland Bancorp, Inc.	536	15,630
TrustCo Bank Corp.	438	17,139
Washington Federal, Inc.	515	17,170
Waterstone Financial, Inc.	755	14,934
Western New England Bancorp, Inc.	2,240	19,062
WSFS Financial Corp.	317	16,868

		585,208

Tobacco 0.3%

Universal Corp.	304	17,036
Vector Group Ltd.	1,178	16,198

		33,234

Trading Companies & Distributors 2.0%

Applied Industrial Technologies, Inc.	188	18,416
Beacon Roofing Supply, Inc.*	291	16,482
Boise Cascade Co.	271	17,883
CAI International, Inc.	389	16,696
DXP Enterprises, Inc.*	565	17,453
GMS, Inc.*	368	16,851
Lawson Products, Inc.*	319	19,299
McGrath RentCorp	202	17,317
MRC Global, Inc.*	1,858	19,955
Rush Enterprises, Inc.,
(Class A Stock)	307	14,675
(Class B Stock)	349	15,133
Systemax, Inc.	372	12,767
Titan Machinery, Inc.*	651	19,973
Triton International Ltd. (Bermuda)	303	16,438
Veritiv Corp.*	376	23,094

		262,432

Water Utilities 0.4%

Artesian Resources Corp. (Class A Stock)	386	15,919
California Water Service Group	265	15,062
Consolidated Water Co. Ltd. (Cayman Islands)	1,161	14,292
SJW Group	215	13,857

		59,130

Description			Shares	Value

COMMON STOCKS (Continued)
Wireless Telecommunication Services 0.1%

Spok Holdings, Inc.			1,499	$17,493

TOTAL LONG-TERM INVESTMENTS (cost $10,332,272)				13,229,965

SHORT-TERM INVESTMENTS 0.9%
AFFILIATED MUTUAL FUND 0.4%
PGIM Institutional Money Market Fund (cost $61,763; includes $61,759 of cash collateral for securities on loan)(b)(wa)			61,856	61,819

	Interest Rate	Maturity Date	Principal Amount (000)#

TIME DEPOSIT 0.5%
BNP Paribas (France) (cost $61,883)	0.005%	06/01/21	62	61,883

TOTAL SHORT-TERM INVESTMENTS (cost $123,646)				123,702

TOTAL INVESTMENTS 100.4% (cost $10,455,918)				13,353,667

Liabilities in excess of other assets (0.4)%				(54,425)

NET ASSETS 100.0%				$ 13,299,242

The following abbreviations are used in the quarterly report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,715 and 0.01% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $61,034; cash collateral of $61,759 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund, if applicable.
*	Non-income producing security.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).